Regulatory framework (Details)	12 Months Ended
Dec. 31, 2022
S E No 3052022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Apr. 29, 2022
Energy bill approves	Seasonal reference prices (1)	[1]
Effective date	May 1
E N R E No 1462022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	May 06, 2022
Energy bill approves	Electricity rate schedules
Effective date	May 1
S E No 4052022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	May 27, 2022
Energy bill approves	Seasonal reference prices
Effective date	June 1
E N R E No 1712022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	May 31, 2022
Energy bill approves	Electricity rate schedules
Effective date	June 1
S E No 6052022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jul. 28, 2022
Energy bill approves	Seasonal reference prices
Effective date	August 1
E N R E No 2222022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Jul. 29, 2022
Energy bill approves	Electricity rate schedules
Effective date	August 1
S E No 6272022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Aug. 25, 2022
Energy bill approves	Seasonal reference prices
Effective date	September 1
E N R E No 3132022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 07, 2022
Energy bill approves	Electricity rate schedules
Effective date	September 1
S E No 6492022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 13, 2022
Energy bill approves	Seasonal reference prices
Effective date	September 1
E N R E No 4342022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Sep. 22, 2022
Energy bill approves	Electricity rate schedules
Effective date	September 1
E N R E No 4842022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 06, 2022
Energy bill approves	Electricity rate schedules (2)	[2]
Effective date	September 1
S E No 7192022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Oct. 28, 2022
Energy bill approves	Seasonal reference prices (3)	[3]
Effective date	November 1
E N R E No 5542022 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Nov. 02, 2022
Energy bill approves	Electricity rate schedules
Effective date	November 1
S E No 542023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 01, 2023
Energy bill approves	Seasonal reference prices
Effective date	February 1
E N R E No 1772023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 02, 2023
Energy bill approves	Electricity rate schedules
Effective date	February 1
E N R E No 2412023 [Member]
IfrsStatementLineItems [Line Items]
Issued date	Feb. 28, 2023
Energy bill approves	Electricity rate schedules
Effective date	April 1 and June 1

[1]	It approves the Winter Seasonal Programming for the MEM submitted by CAMMESA, relating to the May 1, 2022-October 31, 2022 period.
[2]	It amends the average electricity rate approved by ENRE Resolution No. 434/2022, which implied a 3.8% decrease thereof, according to the valuation of the residential user category’s consumption during the month of September.
[3]	It approves the Summer Seasonal Programming for the MEM submitted by CAMMESA, relating to the November 1, 2022-April 30, 2023 period.